Schedule of Related Party Balances (Details) - USD ($)		Sep. 30, 2022		Jun. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Total				$ 18,808		$ 297,621		$ 340,385
Total				4,262,953		3,272,311		3,232,820
Kent Ridge Pacific Pte Ltd [Member]
Total								18,263
Total				51,917		33,483
KR Hill Capital Pte Ltd [Member]
Total	[1]			230		237		121
Kent Ridge Medical Ptd Ltd [Member]
Total	[1]			238		245		121
UG Digital Sdn. Bhd. [Member]
Total	[1]			17,598		284,673		321,880
Janic Limited [Member]
Total	[1]			699		720
Zukihealth SDN [Member]
Total	[1]					3,173
Jenifer Goh [Member]
Total						8,527
Total				500
Fresco Investment Pte Ltd [Member]
Total	[1]			43		46
Cadence Health Pte Ltd [Member]
Account payable, related parties				977,705		2,459,411		1,469,294
Chee Yin Meh [Member]
Total				91,096		34,512		48,443
Jamie Fan Wei Zhi [Member]
Total				66,949		40,783
Kelvin Chen [Member]
Total				499,552		295,776		284,726
Kent Ridge Health Pte Ltd [Member]
Total				882,669		121,129		97,844
Wilke Services Ltd [Member]
Total	[2]			2,666,519		2,746,628		2,801,807
Mount Locke Limited [Member]
Total				3,751
EUDA Health Limited [Member]
Total		$ 49,422		18,808		297,621		340,385
Total		4,209,568		4,262,953		3,272,311		3,232,820
EUDA Health Limited [Member] | Kent Ridge Pacific Pte Ltd [Member]
Total								18,263
Total				51,917		33,483
EUDA Health Limited [Member] | KR Hill Capital Pte Ltd [Member]
Total		223		230	[3]	237	[3]	121	[3]
EUDA Health Limited [Member] | Kent Ridge Medical Ptd Ltd [Member]
Total		231		238	[3]	245	[3]	121	[3]
EUDA Health Limited [Member] | UG Digital Sdn. Bhd. [Member]
Total		24,256		17,598	[3]	284,673	[3]	321,880	[3]
EUDA Health Limited [Member] | Janic Limited [Member]
Total		677		699	[3]	720	[3]		[3]
EUDA Health Limited [Member] | Zukihealth SDN [Member]
Total					[3]	3,173	[3]		[3]
EUDA Health Limited [Member] | Jenifer Goh [Member]
Total		24,035				8,527
Total				500
EUDA Health Limited [Member] | Fresco Investment Pte Ltd [Member]
Total				43	[3]	46	[3]		[3]
EUDA Health Limited [Member] | Cadence Health Pte Ltd [Member]
Account payable, related parties		294,470		977,705		2,459,411		1,469,294
EUDA Health Limited [Member] | Chee Yin Meh [Member]
Total		163,399		91,096		34,512		48,443
EUDA Health Limited [Member] | Jamie Fan Wei Zhi [Member]
Total		75,240		66,949		40,783
EUDA Health Limited [Member] | Kelvin Chen [Member]
Total		335,071		499,552		295,776		284,726
EUDA Health Limited [Member] | Kent Ridge Health Pte Ltd [Member]
Total		965,374		882,669		121,129		97,844
EUDA Health Limited [Member] | Wilke Services Ltd [Member]
Total		2,580,535	[4]	2,666,519	[5]	2,746,628	[5]	2,801,807	[5]
EUDA Health Limited [Member] | Mount Locke Limited [Member]
Total		3,566		$ 3,751
EUDA Health Limited [Member] | Kent Ridge Health Pte Ltd One [Member]
Total		34,133				33,483
EUDA Health Limited [Member] | Watermark Developments Ltd [Member]
Total		$ 52,250

[1]	As of date of this report, these receivables have been repaid by the related parties.
[2]	This number excludes an aggregate of up to 281,250 shares exercised in full or in part by the underwriters (see Note 5). As a result of the full exercise of the over-allotment option by the underwriters upon the consummation of the IPO, these shares are no longer subject to forfeiture (see Note 7).
[3]	As of date of this report, these receivables have been repaid by the related parties.
[4]	The Company expected the investment payable to Wilke Services Ltd will be forgiven on the closing of the De-SAPC transaction and the payables amount will be credited to additional paid-in capital at the time of closing.
[5]	The Company expected the investment payable to Wilke Services Ltd will be forgiven on the closing of the De-SAPC transaction and the payables amount will be credited to additional paid-in capital at the time of closing.